SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the period	$ 2,379	$ 2,789	$ 3,406
Doubtful debt expenses (income) during the period	199	102	(78)
Customer write-offs during the period	(323)	(528)	(564)
Exchange rate	(4)	16	25
Balance at the end of the period	$ 2,251	$ 2,379	$ 2,789